Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:			Net Income ($MM)(4)	Total Net Debt ($MM)(5)
							TSR	2024 Peer Group TSR(3)	2025 Peer Group TSR(3)
(a)	(b-1)	(b-2)	(c-1)	(c-2)	(d)	(e)	(f)	(g-1)	(g-2)	(h)	(i)
2025	$12,231,359	$6,687,656	$12,771,849	$6,925,302	$3,817,023	$4,026,716	$632	$342	$311	$675	$1,188
2024	$14,160,181		$40,471,186		$4,940,119	$12,567,940	$643	$326	$307	$94	$1,489
2023	$13,512,463		$(6,495,757)		$4,879,345	$1,133,652	$416	$319	$324	$297	$1,538
2022	$24,641,821		$65,573,452		$7,538,143	$14,955,404	$569	$321	$315	$1,999	$1,183
2021	$6,456,142		$34,006,228		$1,966,171	$12,904,483	$321	$213	$209	$(162)	$2,125

Company Selected Measure Name			Total Net Debt
Named Executive Officers, Footnote

(1)	The PEO reflected in columns (b-1) and (c-1) represents Paul M. Rady who served as our PEO through August 15, 2025 and the PEO reflected in columns (b-2) and (c-2) represents Michael N. Kennedy who has served as our PEO since August 15, 2025. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:

a.	2025: Yvette K. Schultz and Brendan E. Krueger.

b.	2024: Michael N. Kennedy and Yvette K. Schultz.

c.	2023: Michael N. Kennedy and Yvette K. Schultz.

d.	2022: Michael N. Kennedy, W. Patrick Ash and Yvette K. Schultz.

e.	2021: Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.

Peer Group Issuers, Footnote

a

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2025, the peer group was comprised of APA Corp., Civitas Resources, Inc., Coterra Energy Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Expand Energy Corporation, Murphy Oil Corporation, Ovintiv Inc., and Range Resources Corporation. The 2025 peer group removed Marathon Oil Corporation, and Southwestern Energy Company and added Civitas Resources, Inc., Expand Energy Corporation, and Murphy Oil Corporation when compared to the 2024 peer group to reflect shifts in the market, including as a result of merger activity, and maintain a comparable peer group. The value of the initial $100 fixed investment of the 2024 peer group’s TSR for the 2025 year is included in column (g-1).

PEO Total Compensation Amount				$ 14,160,181	$ 13,512,463	$ 24,641,821	$ 6,456,142
PEO Actually Paid Compensation Amount				40,471,186	(6,495,757)	65,573,452	34,006,228
Adjustment To PEO Compensation, Footnote

(2)

The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2025
	Paul Rady	Michael Kennedy	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$12,231,359	$6,687,656	$3,817,023
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,059,907)	$(4,325,734)	$(2,640,712)
Year-end fair value of unvested awards granted in the current year	$12,873,692	$5,535,645	$3,379,327
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,296,451)	$(978,357)	$(542,592)
Fair values at vest date for awards granted and vested in current year	$ —	$ —	$ —
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$23,156	$6,092	$13,670
Forfeitures during current year equal to prior year-end fair value	$ —	$ —	$ —
Dividends or dividend equivalents not otherwise included in the total compensation	$ —	$ —	$ —
Total Adjustments for Equity Awards	$540,490	$237,646	$209,693
Compensation Actually Paid (as calculated)	$12,771,849	$6,925,302	$4,026,716

Non-PEO NEO Average Total Compensation Amount			$ 3,817,023	4,940,119	4,879,345	7,538,143	1,966,171
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,026,716	12,567,940	1,133,652	14,955,404	12,904,483
Adjustment to Non-PEO NEO Compensation Footnote

(2)

The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2025
	Paul Rady	Michael Kennedy	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$12,231,359	$6,687,656	$3,817,023
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,059,907)	$(4,325,734)	$(2,640,712)
Year-end fair value of unvested awards granted in the current year	$12,873,692	$5,535,645	$3,379,327
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,296,451)	$(978,357)	$(542,592)
Fair values at vest date for awards granted and vested in current year	$ —	$ —	$ —
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$23,156	$6,092	$13,670
Forfeitures during current year equal to prior year-end fair value	$ —	$ —	$ —
Dividends or dividend equivalents not otherwise included in the total compensation	$ —	$ —	$ —
Total Adjustments for Equity Awards	$540,490	$237,646	$209,693
Compensation Actually Paid (as calculated)	$12,771,849	$6,925,302	$4,026,716

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR/Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income			CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP and Total Net Debt
Total Shareholder Return Vs Peer Group			CAP and Cumulative TSR/Cumulative Peer Group TSR
Tabular List, Table

Disclosure of Most Important Performance Measures for Fiscal Year 2025

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2025.

Most Important Performance Measures
D&C Capital
Average Net Production Volumes
Net Debt to EBITDAX
Total Net Debt
TSR

Total Shareholder Return Amount			$ 632	643	416	569	321
Net Income (Loss) Attributable to Parent			$ 675,000,000	$ 94,000,000	$ 297,000,000	$ 1,999,000,000	$ (162,000,000)
Company Selected Measure Amount			1,188,000,000	1,489,000,000	1,538,000,000	1,183,000,000	2,125,000,000
PEO Name	Michael N. Kennedy	Paul M. Rady		Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Total Net Debt
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			D&C Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Average Net Production Volumes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Net Debt to EBITDAX
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			TSR
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,640,712)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,379,327
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(542,592)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,670
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Equity Awards Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			209,693
Paul M. Rady [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 12,231,359
PEO Actually Paid Compensation Amount		$ 12,771,849
Paul M. Rady [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,059,907)
Paul M. Rady [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,873,692
Paul M. Rady [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,296,451)
Paul M. Rady [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Paul M. Rady [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,156
Paul M. Rady [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Paul M. Rady [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Paul M. Rady [Member] | Equity Awards Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			540,490
Michael N. Kennedy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,687,656
PEO Actually Paid Compensation Amount	$ 6,925,302
Michael N. Kennedy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,325,734)
Michael N. Kennedy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,535,645
Michael N. Kennedy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(978,357)
Michael N. Kennedy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Michael N. Kennedy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,092
Michael N. Kennedy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Michael N. Kennedy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Michael N. Kennedy [Member] | Equity Awards Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			237,646
Peer Group 2024 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount			342	$ 326	$ 319	$ 321	$ 213
Peer Group 2025 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount			$ 311	$ 307	$ 324	$ 315	$ 209